Revenue	12 Months Ended
Dec. 31, 2025
Revenue [Abstract]
Disclosure Of Revenue Explanatory

12. Revenue

The following table is a provides a breakdown of the Company’s total revenues:

	Year ended
	December 31, 2025	December 31, 2024	December 31, 2023
Interest revenue	26,287	28,098	26,436
Wealth revenue	14,542	10,670	9,203
Payments revenue	9,906	8,634	7,166
Other Subscription and Services revenue	17,882	23,804	22,416
Total revenue	68,617	71,206	65,221